Leases - Schedule of Other Information Related to Operating Leases (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted Average Remaining Lease Term [Abstract]
Operating leases	4 years 7 months 6 days	5 years 1 month 6 days	5 years 3 months 18 days
Finance leases	5 years 7 months 6 days	6 years 7 months 6 days
Land use rights	49 years	49 years 6 months
Weighted Average Discount Rate [Abstract]
Operating leases	4.85%	4.78%	4.71%
Finance leases	4.90%	4.90%
Land use rights	4.90%	4.90%